Investment Securities - Schedule of Aggregate Cost, Interest Income, Gross Unrealized Holding Gains, Foreign Exchange Translation Adjustments and Aggregate Fair Value of Available-for-Sale Investments (Detail) (CNY)
12 Months Ended
Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Aggregate cost basis	61,988,569
Interest income	307,140
Gross unrealized holding gains	11,213,323
Foreign currency translation adjustments	(386,982)
Aggregate fair value	73,122,050
Corporate convertible notes [Member]
Schedule of Available-for-sale Securities [Line Items]
Aggregate cost basis	9,237,000
Interest income	307,140
Gross unrealized holding gains	982,848
Foreign currency translation adjustments	(63,498)
Aggregate fair value	10,463,490
Redeemable convertible preferred shares [Member]
Schedule of Available-for-sale Securities [Line Items]
Aggregate cost basis	52,751,569
Gross unrealized holding gains	10,230,475
Foreign currency translation adjustments	(323,484)
Aggregate fair value	62,658,560